Revenue from Contracts with Customers (Tables)	12 Months Ended
Sep. 30, 2023
Revenue [abstract]
Summary of Disaggregation of Revenue by Sales Channels

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
B2B	887,957	772,883	271,559	362,360
DTC	598,664	466,668	190,216	136,022
Other	5,289	3,282	889	965
Total revenue	1,491,911	1,242,833	462,664	499,347

Schedule of Movements of Contract Liabilities

The movements of contract liabilities during the period are the following:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
At the beginning of the period/year	1,924	2,325	4,857	1,829
Advance payments received	7,018	1,924	2,325	4,857
Advance payments applied	(1,924)	(2,325)	(4,857)	(1,829)
At the end of the period/year	7,018	1,924	2,325	4,857

The change in contract liabilities is mainly due to the increase in the DTC revenue channel.